COMMITMENTS - Operating Leases (Details) € in Thousands	Dec. 31, 2020 EUR (€)
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	€ 65,857
Due within one year
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	17,447
Due between one and three years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	20,295
Due between three and five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	11,796
Due beyond five years
Disclosure of maturity analysis of operating lease payments [line items]
Future minimum lease payments under lease agreements	€ 16,319